Supplement to the
Fidelity Advisor Freedom® 2060 Fund
Class A, Class T, and Class C
July 30, 2014
Prospectus

Strategic Advisers may modify the target asset allocation strategy for Fidelity Advisor Freedom® 2060 Fund and modify the selection of underlying Fidelity funds for any Fidelity Advisor Freedom® Fund from time to time. Fidelity Advisor® Series Short-Term Credit Fund has been added to the selection of underlying funds. On or about March 27, 2015, Fidelity Advisor Freedom 2060 Fund is expected to cease its investments in Fidelity Advisor® Short-Fixed Income Fund.

Notwithstanding any information in the prospectus to the contrary, effective on or about August 1, 2014 Strategic Advisers, Inc. may vary asset allocations within the asset classes identified in the prospectus (domestic equity funds, international equity funds, bond funds and short-term funds) from the target asset allocations in each fund's fund summary. Strategic Advisers may utilize this strategy to allow portfolio managers to express their cyclical asset class views within predefined risk parameters. In implementing this strategy, Strategic Advisers, Inc. may vary exposure to asset classes as follows:

Asset Class

Range

Equity Funds (domestic and international)	+/- 10% (aggregate limit)
Bond Funds	+/- 10%
Short Term Debt Funds	+/- 10%

As a result of this strategy, the asset allocations shown in the prospectus glide path in the "Investment Details" section of the prospectus are referred to as "neutral" allocations because they do not reflect any decisions made by Strategic Advisers to overweight or underweight a particular asset class.

The following information supplements information under "Principal Investment Risks" in the "Fund Summary" section and the "Investment Details" section of the prospectus.

Active Allocation Risk. Strategic Advisers has discretion to increase or decrease the exposure to the asset classes listed above. This strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.

The following paragraph replaces the second paragraph under the glide path in the "Investment Details" section of the prospectus.

The Adviser may modify the target asset allocation strategy for any fund and modify the selection of underlying Fidelity funds for any fund from time to time. When modifying the selection of underlying Fidelity funds and transitioning in or out of one or more underlying Fidelity funds, the Adviser may invest a fund's assets directly in securities for a period of time.

The following disclosure replaces the similar disclosure found in the "Investment Details" section under the heading "Short-Term Funds" beginning on page 17.

Fidelity Advisor Series Short-Term Credit Fund seeks to obtain a high level of current income consistent with the preservation of capital.

The Adviser normally invests at least 80% of the fund's assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities.

The Adviser uses the Barclays® U.S. 1-3 Year Credit Bond Index as a guide in structuring the fund and selecting its investments. The Adviser manages the fund to have similar overall interest rate risk to the index.

The Adviser considers other factors when selecting the fund's investments, including the credit quality of the issuer, security-specific features, current valuation relative to alternatives in the market, short-term trading opportunities resulting from market inefficiencies, and potential future valuation. In managing the fund's exposure to various risks, including interest rate risk, the Adviser considers, among other things, the market's overall risk characteristics, the market's current pricing of those risks, information on the fund's competitive universe and internal views of potential future market conditions.

In addition, the fund normally maintains a dollar-weighted average maturity of three years or less. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated maturity.

The Adviser allocates the fund's assets among different market sectors (for example, corporate, asset-backed, or government securities) and different maturities based on its view of the relative value of each sector or maturity.

The Adviser may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

The Adviser may engage in transactions that have a leveraging effect on the fund, including investments in derivatives, regardless of whether the fund may own the asset, instrument, or components of the index underlying the derivative, and forward-settling securities. The Adviser may invest a significant portion of the fund's assets in these types of investments. If the fund invests a significant portion of its assets in derivatives, its investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. The fund's derivative investments may include interest rate swaps, total return swaps, credit default swaps, options (including options on futures and swaps), and futures contracts (both long and short positions) on securities, other instruments, and indexes. Depending on the Adviser's outlook and market conditions, the Adviser may engage in these transactions to increase or decrease the fund's exposure to changing security prices, interest rates, credit qualities, or other factors that affect security values, or to gain or reduce exposure to an asset, instrument, or index.

AFF60-15-01  March 27, 2015
1.9859945.101

To earn additional income for the fund, the Adviser may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased portfolio turnover rate which increases transaction costs and may increase taxable gains.

The Adviser uses central funds to help invest the fund's assets. Central funds are specialized investment vehicles designed to be used by Fidelity funds. Fidelity uses them to invest in particular security types or investment disciplines; for example, rather than buy bonds directly, the fund may invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds. Central funds offer exposure to some or all of the following types of investment-grade and lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds): corporate bonds, mortgage and other asset-backed securities, floating rate loans, and BB-rated securities. Central funds may also focus on other types of securities.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Supplement to the
Fidelity Advisor Freedom® 2060 Fund
Institutional Class
July 30, 2014
Prospectus

Strategic Advisers may modify the target asset allocation strategy for Fidelity Advisor Freedom® 2060 Fund and modify the selection of underlying Fidelity funds for any Fidelity Advisor Freedom® Fund from time to time. Fidelity Advisor® Series Short-Term Credit Fund has been added to the selection of underlying funds. On or about March 27, 2015, Fidelity Advisor Freedom 2060 Fund is expected to cease its investments in Fidelity Advisor® Short-Fixed Income Fund.

Notwithstanding any information in the prospectus to the contrary, effective on or about August 1, 2014 Strategic Advisers, Inc. may vary asset allocations within the asset classes identified in the prospectus (domestic equity funds, international equity funds, bond funds and short-term funds) from the target asset allocations in each fund's fund summary. Strategic Advisers may utilize this strategy to allow portfolio managers to express their cyclical asset class views within predefined risk parameters. In implementing this strategy, Strategic Advisers, Inc. may vary exposure to asset classes as follows:

Asset Class

Range

Equity Funds (domestic and international)	+/- 10% (aggregate limit)
Bond Funds	+/- 10%
Short Term Debt Funds	+/- 10%

As a result of this strategy, the asset allocations shown in the prospectus glide path in the "Investment Details" section of the prospectus are referred to as "neutral" allocations because they do not reflect any decisions made by Strategic Advisers to overweight or underweight a particular asset class.

The following information supplements information under "Principal Investment Risks" in the "Fund Summary" section and the "Investment Details" section of the prospectus.

Active Allocation Risk. Strategic Advisers has discretion to increase or decrease the exposure to the asset classes listed above. This strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.

The following paragraph replaces the second paragraph under the glide path in the "Investment Details" section of the prospectus.

The Adviser may modify the target asset allocation strategy for any fund and modify the selection of underlying Fidelity funds for any fund from time to time. When modifying the selection of underlying Fidelity funds and transitioning in or out of one or more underlying Fidelity funds, the Adviser may invest a fund's assets directly in securities for a period of time.

The following disclosure replaces the similar disclosure found in the "Investment Details" section under the heading "Short-Term Funds" beginning on page 16.

Fidelity Advisor Series Short-Term Credit Fund seeks to obtain a high level of current income consistent with the preservation of capital.

The Adviser normally invests at least 80% of the fund's assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities.

The Adviser uses the Barclays® U.S. 1-3 Year Credit Bond Index as a guide in structuring the fund and selecting its investments. The Adviser manages the fund to have similar overall interest rate risk to the index.

The Adviser considers other factors when selecting the fund's investments, including the credit quality of the issuer, security-specific features, current valuation relative to alternatives in the market, short-term trading opportunities resulting from market inefficiencies, and potential future valuation. In managing the fund's exposure to various risks, including interest rate risk, the Adviser considers, among other things, the market's overall risk characteristics, the market's current pricing of those risks, information on the fund's competitive universe and internal views of potential future market conditions.

In addition, the fund normally maintains a dollar-weighted average maturity of three years or less. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated maturity.

The Adviser allocates the fund's assets among different market sectors (for example, corporate, asset-backed, or government securities) and different maturities based on its view of the relative value of each sector or maturity.

The Adviser may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

The Adviser may engage in transactions that have a leveraging effect on the fund, including investments in derivatives, regardless of whether the fund may own the asset, instrument, or components of the index underlying the derivative, and forward-settling securities. The Adviser may invest a significant portion of the fund's assets in these types of investments. If the fund invests a significant portion of its assets in derivatives, its investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. The fund's derivative investments may include interest rate swaps, total return swaps, credit default swaps, options (including options on futures and swaps), and futures contracts (both long and short positions) on securities, other instruments, and indexes. Depending on the Adviser's outlook and market conditions, the Adviser may engage in these transactions to increase or decrease the fund's exposure to changing security prices, interest rates, credit qualities, or other factors that affect security values, or to gain or reduce exposure to an asset, instrument, or index.

AFFI60-15-01  March 27, 2015
1.9859946.101

To earn additional income for the fund, the Adviser may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased portfolio turnover rate which increases transaction costs and may increase taxable gains.

The Adviser uses central funds to help invest the fund's assets. Central funds are specialized investment vehicles designed to be used by Fidelity funds. Fidelity uses them to invest in particular security types or investment disciplines; for example, rather than buy bonds directly, the fund may invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds. Central funds offer exposure to some or all of the following types of investment-grade and lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds): corporate bonds, mortgage and other asset-backed securities, floating rate loans, and BB-rated securities. Central funds may also focus on other types of securities.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Supplement to the
Fidelity Advisor Freedom Funds®
Class A, Class T, Class B, and Class C
May 30, 2014
Prospectus

Strategic Advisers may modify the target asset allocation strategy for the Fidelity Advisor Freedom Funds® and modify the selection of underlying Fidelity funds for any Fidelity Advisor Freedom® Fund from time to time. Fidelity Advisor® Series Equity Growth Fund and Fidelity Advisor® Series Short-Term Credit Fund have been added to the selection of underlying funds. On or about June 6, 2014, each Fidelity Advisor Freedom® Fund ceased its investments in Fidelity Advisor Equity Growth Fund. On or about March 27, 2015, each Fidelity Advisor Freedom Fund is expected to cease its investments in Fidelity Advisor Short-Fixed Income Fund.

Notwithstanding any information in the prospectus to the contrary, effective on or about August 1, 2014 Strategic Advisers, Inc. may vary asset allocations within the asset classes identified in the prospectus (domestic equity funds, international equity funds, bond funds and short-term funds) from the target asset allocations in each fund's fund summary. Strategic Advisers may utilize this strategy to allow portfolio managers to express their cyclical asset class views within predefined risk parameters. In implementing this strategy, Strategic Advisers, Inc. may vary exposure to asset classes as follows:

Asset Class

Range

Equity Funds (domestic and international)	+/- 10% (aggregate limit)
Bond Funds	+/- 10%
Short Term Debt Funds	+/- 10%

As a result of this strategy, the asset allocations shown in the prospectus glide path in the "Investment Details" section of the prospectus are referred to as "neutral" allocations because they do not reflect any decisions made by Strategic Advisers to overweight or underweight a particular asset class.

The following information supplements information under "Principal Investment Risks" in the "Fund Summary" section and the "Investment Details" section of the prospectus.

Active Allocation Risk. Strategic Advisers has discretion to increase or decrease the exposure to the asset classes listed above. This strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.

The following paragraph replaces the second paragraph under the glide path in the "Investment Details" section of the prospectus.

The Adviser may modify the target asset allocation strategy for any fund and modify the selection of underlying Fidelity funds for any fund from time to time. When modifying the selection of underlying Fidelity funds and transitioning in or out of one or more underlying Fidelity funds, the Adviser may invest a fund's assets directly in securities for a period of time.

The following disclosure replaces the similar disclosure found in the "Investment Details" section under the heading "Domestic Equity Funds" beginning on page 53.

Fidelity Advisor Series Equity Growth Fund seeks capital appreciation.

The Adviser normally invests at least 80% of the fund's assets in equity securities. The Adviser normally invests the fund's assets primarily in common stocks.

The Adviser invests the fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue.

Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

The Adviser may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, the Adviser may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

The following disclosure replaces the similar disclosure found in the "Investment Details" section under the heading "Short-Term Funds" beginning on page 62.

Fidelity Advisor Series Short-Term Credit Fund seeks to obtain a high level of current income consistent with the preservation of capital.

The Adviser normally invests at least 80% of the fund's assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities.

The Adviser uses the Barclays® U.S. 1-3 Year Credit Bond Index as a guide in structuring the fund and selecting its investments. The Adviser manages the fund to have similar overall interest rate risk to the index.

The Adviser considers other factors when selecting the fund's investments, including the credit quality of the issuer, security-specific features, current valuation relative to alternatives in the market, short-term trading opportunities resulting from market inefficiencies, and potential future valuation. In managing the fund's exposure to various risks, including interest rate risk, the Adviser considers, among other things, the market's overall risk characteristics, the market's current pricing of those risks, information on the fund's competitive universe and internal views of potential future market conditions.

AFF-15-01  March 27, 2015
1.790697.147

In addition, the fund normally maintains a dollar-weighted average maturity of three years or less. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated maturity.

The Adviser allocates the fund's assets among different market sectors (for example, corporate, asset-backed, or government securities) and different maturities based on its view of the relative value of each sector or maturity.

The Adviser may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

The Adviser may engage in transactions that have a leveraging effect on the fund, including investments in derivatives, regardless of whether the fund may own the asset, instrument, or components of the index underlying the derivative, and forward-settling securities. The Adviser may invest a significant portion of the fund's assets in these types of investments. If the fund invests a significant portion of its assets in derivatives, its investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. The fund's derivative investments may include interest rate swaps, total return swaps, credit default swaps, options (including options on futures and swaps), and futures contracts (both long and short positions) on securities, other instruments, and indexes. Depending on the Adviser's outlook and market conditions, the Adviser may engage in these transactions to increase or decrease the fund's exposure to changing security prices, interest rates, credit qualities, or other factors that affect security values, or to gain or reduce exposure to an asset, instrument, or index.

To earn additional income for the fund, the Adviser may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased portfolio turnover rate which increases transaction costs and may increase taxable gains.

The Adviser uses central funds to help invest the fund's assets. Central funds are specialized investment vehicles designed to be used by Fidelity funds. Fidelity uses them to invest in particular security types or investment disciplines; for example, rather than buy bonds directly, the fund may invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds. Central funds offer exposure to some or all of the following types of investment-grade and lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds): corporate bonds, mortgage and other asset-backed securities, floating rate loans, and BB-rated securities. Central funds may also focus on other types of securities.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Effective July 1, 2014, the following information will be removed from the "Shareholder Information" section under the heading "Buying Shares" on page 69.

Purchase and balance minimums are waived for purchases of Class T shares with distributions from a Fidelity Defined Trust account.

Effective July 1, 2014, the following information replaces similar information found in the "Fund Services" section under the heading "Fund Distribution" on page 74.

Sales Charges and Concessions - Class A

	Sales Charge

	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Less than $50,000B	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 but less than $4,000,000	None	None	1.00%C
$4,000,000 but less than $25,000,000	None	None	0.50%C
$25,000,000 or more	None	None	0.25%C

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

B Purchases of $10.00 or less will not pay a sales charge.

C Certain conditions and exceptions apply. See "Finder's Fees" on page 77.

Effective July 1, 2014, the following information replaces similar information found in the "Fund Services" section under the heading "Fund Distribution" on page 74.

Sales Charges and Concessions - Class T

	Sales Charge

	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Less than $50,000B	3.50%	3.63%	3.00%
$50,000 but less than $100,000	3.00%	3.09%	2.50%
$100,000 but less than $250,000	2.50%	2.56%	2.00%
$250,000 but less than $500,000	1.50%	1.52%	1.25%
$500,000 but less than $1,000,000	1.00%	1.01%	0.75%
$1,000,000 or more	None	None	0.25%C

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

B Purchases of $10.00 or less will not pay a sales charge.

C Certain conditions and exceptions apply. See "Finder's Fees" on page 77.

Effective July 1, 2014, the following information replaces similar information found in the "Fund Services" section under the heading "Fund Distribution" on page 76.

A front-end sales charge will not apply to the following Class A or Class T shares:

1. Purchased for an employee benefit plan other than a plan investing through the Fidelity Advisor 403(b) program. For this purpose, employee benefit plans generally include 401(a), 401(k), 403(b), and 457(b) governmental plans, but do not include: IRAs, SIMPLE, SEP, or SARSEP plans; or health savings accounts.

2. Purchased for an insurance company separate account.

3. Purchased for managed account programs that charge an asset-based fee by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department.

4. Purchased with the proceeds of a redemption of Fidelity or Fidelity Advisor fund shares held in (i) an insurance company separate account, or (ii) an employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program), the proceeds of which must be reinvested directly into Fidelity Advisor fund shares held in account for which Fidelity Management Trust Company or an affiliate serves as custodian.

5. Purchased with any proceeds of a distribution from a Fidelity recordkept employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program) that is rolled directly into a Fidelity Advisor IRA for which Fidelity Management Trust Company or an affiliate serves as custodian.

6. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals.

7. Purchased to repay a loan against Class A, Class T, or Class B shares held in the investor's Fidelity Advisor 403(b) program.

8. Purchased for an employer-sponsored health savings account.

9. (Applicable only to Class A purchases after October 23, 2009) Purchased by a shareholder who redeemed Destiny Plan assets and received the proceeds in the form of directly held shares of a Fidelity Advisor fund after September 30, 2008.

Pursuant to Rule 22d-1 under the 1940 Act, FDC exercises its right to waive Class A's and Class T's front-end sales charge on shares acquired through reinvestment of dividends and capital gain distributions or in connection with a fund's merger with or acquisition of any investment company or trust. FDC also exercises its right to waive Class A's and Class T's front-end sales charge on purchases of $10.00 or less.

Supplement to the
Fidelity Advisor Freedom Funds®
Institutional Class
May 30, 2014
Prospectus

Strategic Advisers may modify the target asset allocation strategy for the Fidelity Advisor Freedom Funds® and modify the selection of underlying Fidelity funds for any Fidelity Advisor Freedom® Fund from time to time. Fidelity Advisor® Series Equity Growth Fund and Fidelity Advisor® Series Short-Term Credit Fund have been added to the selection of underlying funds. On or about June 6, 2014, each Fidelity Advisor Freedom® Fund ceased its investments in Fidelity Advisor Equity Growth Fund. On or about March 27, 2015, each Fidelity Advisor Freedom Fund is expected to cease its investments in Fidelity Advisor Short-Fixed Income Fund.

Notwithstanding any information in the prospectus to the contrary, effective on or about August 1, 2014 Strategic Advisers, Inc. may vary asset allocations within the asset classes identified in the prospectus (domestic equity funds, international equity funds, bond funds and short-term funds) from the target asset allocations in each fund's fund summary. Strategic Advisers may utilize this strategy to allow portfolio managers to express their cyclical asset class views within predefined risk parameters. In implementing this strategy, Strategic Advisers, Inc. may vary exposure to asset classes as follows:

Asset Class

Range

Equity Funds (domestic and international)	+/- 10% (aggregate limit)
Bond Funds	+/- 10%
Short Term Debt Funds	+/- 10%

As a result of this strategy, the asset allocations shown in the prospectus glide path in the "Investment Details" section of the prospectus are referred to as "neutral" allocations because they do not reflect any decisions made by Strategic Advisers to overweight or underweight a particular asset class.

The following information supplements information under "Principal Investment Risks" in the "Fund Summary" section and the "Investment Details" section of the prospectus.

Active Allocation Risk. Strategic Advisers has discretion to increase or decrease the exposure to the asset classes listed above. This strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.

The following paragraph replaces the second paragraph under the glide path in the "Investment Details" section of the prospectus.

The Adviser may modify the target asset allocation strategy for any fund and modify the selection of underlying Fidelity funds for any fund from time to time. When modifying the selection of underlying Fidelity funds and transitioning in or out of one or more underlying Fidelity funds, the Adviser may invest a fund's assets directly in securities for a period of time.

The following disclosure replaces the similar disclosure found in the "Investment Details" section under the heading "Domestic Equity Funds" beginning on page 41.

Fidelity Advisor Series Equity Growth Fund seeks capital appreciation.

The Adviser normally invests at least 80% of the fund's assets in equity securities. The Adviser normally invests the fund's assets primarily in common stocks.

The Adviser invests the fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue.

Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

The Adviser may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, the Adviser may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

The following disclosure replaces the similar disclosure found in the "Investment Details" section under the heading "Short-Term Funds" beginning on page 50.

Fidelity Advisor Series Short-Term Credit Fund seeks to obtain a high level of current income consistent with the preservation of capital.

The Adviser normally invests at least 80% of the fund's assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities.

The Adviser uses the Barclays® U.S. 1-3 Year Credit Bond Index as a guide in structuring the fund and selecting its investments. The Adviser manages the fund to have similar overall interest rate risk to the index.

The Adviser considers other factors when selecting the fund's investments, including the credit quality of the issuer, security-specific features, current valuation relative to alternatives in the market, short-term trading opportunities resulting from market inefficiencies, and potential future valuation. In managing the fund's exposure to various risks, including interest rate risk, the Adviser considers, among other things, the market's overall risk characteristics, the market's current pricing of those risks, information on the fund's competitive universe and internal views of potential future market conditions.

AFFI-15-01  March 27, 2015
1.790698.141

In addition, the fund normally maintains a dollar-weighted average maturity of three years or less. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated maturity.

The Adviser allocates the fund's assets among different market sectors (for example, corporate, asset-backed, or government securities) and different maturities based on its view of the relative value of each sector or maturity.

The Adviser may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

The Adviser may engage in transactions that have a leveraging effect on the fund, including investments in derivatives, regardless of whether the fund may own the asset, instrument, or components of the index underlying the derivative, and forward-settling securities. The Adviser may invest a significant portion of the fund's assets in these types of investments. If the fund invests a significant portion of its assets in derivatives, its investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. The fund's derivative investments may include interest rate swaps, total return swaps, credit default swaps, options (including options on futures and swaps), and futures contracts (both long and short positions) on securities, other instruments, and indexes. Depending on the Adviser's outlook and market conditions, the Adviser may engage in these transactions to increase or decrease the fund's exposure to changing security prices, interest rates, credit qualities, or other factors that affect security values, or to gain or reduce exposure to an asset, instrument, or index.

To earn additional income for the fund, the Adviser may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased portfolio turnover rate which increases transaction costs and may increase taxable gains.

The Adviser uses central funds to help invest the fund's assets. Central funds are specialized investment vehicles designed to be used by Fidelity funds. Fidelity uses them to invest in particular security types or investment disciplines; for example, rather than buy bonds directly, the fund may invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds. Central funds offer exposure to some or all of the following types of investment-grade and lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds): corporate bonds, mortgage and other asset-backed securities, floating rate loans, and BB-rated securities. Central funds may also focus on other types of securities.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Effective July 1, 2014, the following information replaces similar information found in the "Shareholder Information" section under the heading "Buying Shares" on page 56.

Institutional Class shares are offered to:

1. Employee benefit plans investing through an intermediary and employee benefit plans not recordkept by Fidelity. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor 403(b) program;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

5. Any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Charitable organizations (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) or charitable remainder trusts or life income pools established for the benefit of a charitable organization;

7. Qualified tuition programs for which Fidelity serves as investment manager, or mutual funds managed by Fidelity or other parties;

8. Employer-sponsored health savings accounts investing through an intermediary; and

9. Destiny Planholders who exchange, or have exchanged, from Class O to Institutional Class of Fidelity Advisor funds.

Supplement to the
Fidelity Freedom® 2060 Fund
July 30, 2014
Prospectus

Strategic Advisers may modify the target asset allocation strategy for Fidelity Freedom® 2060 Fund and modify the selection of underlying Fidelity funds for any Fidelity Freedom® Fund from time to time. Fidelity® Series Short-Term Credit Fund has been added to the selection of underlying funds. On or about March 27, 2015, Fidelity Freedom 2060 Fund is expected to cease its investments in Fidelity® Short-Term Bond Fund.

Notwithstanding any information in the prospectus to the contrary, effective on or about August 1, 2014 Strategic Advisers, Inc. may vary asset allocations within the asset classes identified in the prospectus (domestic equity funds, international equity funds, bond funds and short-term funds) from the target asset allocations in each fund's fund summary. Strategic Advisers may utilize this strategy to allow portfolio managers to express their cyclical asset class views within predefined risk parameters. In implementing this strategy, Strategic Advisers, Inc. may vary exposure to asset classes as follows:

Asset Class

Range

Equity Funds (domestic and international)	+/- 10% (aggregate limit)
Bond Funds	+/- 10%
Short Term Debt Funds	+/- 10%

As a result of this strategy, the asset allocations shown in the prospectus glide path in the "Investment Details" section of the prospectus are referred to as "neutral" allocations because they do not reflect any decisions made by Strategic Advisers to overweight or underweight a particular asset class.

The following information supplements information under "Principal Investment Risks" in the "Fund Summary" section and the "Investment Details" section of the prospectus.

Active Allocation Risk. Strategic Advisers has discretion to increase or decrease the exposure to the asset classes listed above. This strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.

The following paragraph replaces the second paragraph under the glide path in the "Investment Details" section of the prospectus.

The Adviser may modify the target asset allocation strategy for any fund and modify the selection of underlying Fidelity funds for any fund from time to time. When modifying the selection of underlying Fidelity funds and transitioning in or out of one or more underlying Fidelity funds, the Adviser may invest a fund's assets directly in securities for a period of time.

The following disclosure replaces the similar disclosure found in the "Investment Details" section under the heading "Short-Term Funds" on page 18.

Fidelity Series Short-Term Credit Fund seeks to obtain a high level of current income consistent with the preservation of capital.

The Adviser normally invests at least 80% of the fund's assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities.

The Adviser uses the Barclays® U.S. 1-3 Year Credit Bond Index as a guide in structuring the fund and selecting its investments. The Adviser manages the fund to have similar overall interest rate risk to the index.

The Adviser considers other factors when selecting the fund's investments, including the credit quality of the issuer, security-specific features, current valuation relative to alternatives in the market, short-term trading opportunities resulting from market inefficiencies, and potential future valuation. In managing the fund's exposure to various risks, including interest rate risk, the Adviser considers, among other things, the market's overall risk characteristics, the market's current pricing of those risks, information on the fund's competitive universe and internal views of potential future market conditions.

In addition, the fund normally maintains a dollar-weighted average maturity of three years or less. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated maturity.

The Adviser allocates the fund's assets among different market sectors (for example, corporate, asset-backed, or government securities) and different maturities based on its view of the relative value of each sector or maturity.

The Adviser may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

The Adviser may engage in transactions that have a leveraging effect on the fund, including investments in derivatives, regardless of whether the fund may own the asset, instrument, or components of the index underlying the derivative, and forward-settling securities. The Adviser may invest a significant portion of the fund's assets in these types of investments. If the fund invests a significant portion of its assets in derivatives, its investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. The fund's derivative investments may include interest rate swaps, total return swaps, credit default swaps, options (including options on futures and swaps), and futures contracts (both long and short positions) on securities, other instruments, and indexes. Depending on the Adviser's outlook and market conditions, the Adviser may engage in these transactions to increase or decrease the fund's exposure to changing security prices, interest rates, credit qualities, or other factors that affect security values, or to gain or reduce exposure to an asset, instrument, or index.

To earn additional income for the fund, the Adviser may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased portfolio turnover rate which increases transaction costs and may increase taxable gains.

F60-15-01  March 27, 2015
1.9859950.101

The Adviser uses central funds to help invest the fund's assets. Central funds are specialized investment vehicles designed to be used by Fidelity funds. Fidelity uses them to invest in particular security types or investment disciplines; for example, rather than buy bonds directly, the fund may invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds. Central funds offer exposure to some or all of the following types of investment-grade and lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds): corporate bonds, mortgage and other asset-backed securities, floating rate loans, and BB-rated securities. Central funds may also focus on other types of securities.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Supplement to the
Fidelity Freedom® Funds
May 30, 2014
Prospectus

Strategic Advisers may modify the target asset allocation strategy for the Fidelity Freedom® Funds and modify the selection of underlying Fidelity funds for any Fidelity Freedom® Fund from time to time. Fidelity® Series Short-Term Credit Fund has been added to the selection of underlying funds. On or about March 27, 2015, each Fidelity Freedom Fund is expected to cease its investments in Fidelity® Short-Term Bond Fund.

Fidelity Freedom 2000 Fund merged into Fidelity Freedom Income Fund on July 25, 2014. References to Fidelity Freedom 2000 Fund throughout this prospectus are no longer applicable.

Notwithstanding any information in the prospectus to the contrary, effective on or about August 1, 2014 Strategic Advisers, Inc. may vary asset allocations within the asset classes identified in the prospectus (domestic equity funds, international equity funds, bond funds and short-term funds) from the target asset allocations in each fund's fund summary. Strategic Advisers may utilize this strategy to allow portfolio managers to express their cyclical asset class views within predefined risk parameters. In implementing this strategy, Strategic Advisers, Inc. may vary exposure to asset classes as follows:

Asset Class

Range

Equity Funds (domestic and international)	+/- 10% (aggregate limit)
Bond Funds	+/- 10%
Short Term Debt Funds	+/- 10%

As a result of this strategy, the asset allocations shown in the prospectus glide path in the "Investment Details" section of the prospectus are referred to as "neutral" allocations because they do not reflect any decisions made by Strategic Advisers to overweight or underweight a particular asset class.

The following information supplements information under "Principal Investment Risks" in the "Fund Summary" section and the "Investment Details" section of the prospectus.

Active Allocation Risk. Strategic Advisers has discretion to increase or decrease the exposure to the asset classes listed above. This strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.

FF-15-01  March 27, 2015
1.708110.166

The following paragraph replaces the second paragraph under the glide path in the "Investment Details" section of the prospectus.

The Adviser may modify the target asset allocation strategy for any fund and modify the selection of underlying Fidelity funds for any fund from time to time. When modifying the selection of underlying Fidelity funds and transitioning in or out of one or more underlying Fidelity funds, the Adviser may invest a fund's assets directly in securities for a period of time.

The following information replaces similar information for Fidelity Freedom 2005 Fund found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 14.

  Using an asset allocation among underlying Fidelity funds as of March 31, 2014, of approximately:

The following information replaces similar information found in the "Investment Details" section beginning on page 80.

The following table lists the underlying Fidelity funds in which each fund currently may invest and each fund's approximate asset allocation to each underlying Fidelity fund as of March 31, 2014. The Adviser may change these percentages over time.

Fund Categories	Fidelity Freedom Income Fund	Fidelity Freedom 2000 Fund	Fidelity Freedom 2005 Fund	Fidelity Freedom 2010 Fund	Fidelity Freedom 2015 Fund	Fidelity Freedom 2020 Fund	Fidelity Freedom 2025 Fund	Fidelity Freedom 2030 Fund	Fidelity Freedom 2035 Fund	Fidelity Freedom 2040 Fund	Fidelity Freedom 2045 Fund	Fidelity Freedom 2050 Fund	Fidelity Freedom 2055 Fund
DOMESTIC EQUITY FUNDS Domestic Equity Funds
Fidelity® Series 100 Index Fund	0.5%	0.5%	0.9%	1.1%	1.2%	1.3%	1.5%	1.8%	1.9%	1.9%	1.9%	1.9%	1.9%
Fidelity Series 1000 Value Index Fund	0.3%	0.3%	0.6%	0.7%	0.7%	0.8%	1.0%	1.2%	1.3%	1.3%	1.3%	1.3%	1.3%
Fidelity Series All-Sector Equity Fund	2.0%	2.1%	3.2%	4.3%	4.8%	5.2%	6.1%	6.9%	7.4%	7.6%	7.5%	7.5%	6.5%
Fidelity Series Blue Chip Growth Fund	1.6%	1.6%	2.8%	3.3%	3.8%	4.3%	5.1%	5.9%	6.2%	6.2%	6.2%	6.2%	6.4%
Fidelity Series Equity-Income Fund	2.5%	2.5%	4.1%	5.1%	5.9%	6.5%	7.5%	9.0%	9.5%	9.5%	9.5%	9.5%	9.7%
Fidelity Series Growth & Income Fund	1.9%	1.9%	3.3%	3.9%	4.5%	5.0%	5.8%	6.9%	7.2%	7.1%	7.0%	7.0%	7.3%
Fidelity Series Growth Company Fund	2.0%	2.0%	3.3%	4.1%	4.9%	5.4%	6.3%	7.4%	7.6%	7.6%	7.6%	7.6%	7.3%
Fidelity Series Intrinsic Opportunities Fund	1.2%	1.2%	2.1%	2.5%	2.8%	3.2%	3.7%	4.4%	4.7%	4.6%	4.6%	4.6%	4.8%
Fidelity Series Opportunistic Insights Fund	1.2%	1.2%	2.0%	2.5%	2.9%	3.2%	3.8%	4.5%	4.6%	4.6%	4.6%	4.6%	4.7%
Fidelity Series Real Estate Equity Fund	0.2%	0.2%	0.4%	0.5%	0.6%	0.6%	0.7%	0.7%	0.8%	0.8%	0.9%	0.9%	1.0%
Fidelity Series Small Cap Discovery Fund	0.3%	0.3%	0.5%	0.6%	0.7%	0.7%	0.9%	1.0%	1.1%	1.1%	1.1%	1.1%	1.2%
Fidelity Series Small Cap Opportunities Fund	1.0%	0.9%	1.7%	2.0%	2.3%	2.6%	3.1%	3.6%	3.8%	3.7%	3.8%	3.8%	3.9%
Fidelity Series Stock Selector Large Cap Value Fund	1.6%	1.7%	2.8%	3.4%	4.0%	4.4%	4.9%	6.0%	6.3%	6.3%	6.3%	6.3%	6.4%
Commodity Fund
Fidelity Series Commodity Strategy Fund	1.1%	1.2%	1.1%	1.1%	1.1%	1.1%	1.3%	1.2%	0.9%	1.0%	1.0%	1.0%	1.0%
INTERNATIONAL EQUITY FUNDS Developed International Equity Funds
Fidelity Series International Growth Fund	2.5%	2.5%	4.2%	5.2%	6.0%	6.6%	7.7%	9.1%	9.5%	9.5%	9.5%	9.4%	9.4%
Fidelity Series International Small Cap Fund	0.6%	0.6%	1.0%	1.2%	1.4%	1.5%	1.8%	2.0%	2.1%	2.1%	2.1%	2.2%	2.3%
Fidelity Series International Value Fund	2.5%	2.5%	4.3%	5.2%	6.0%	6.6%	7.7%	9.1%	9.5%	9.5%	9.5%	9.5%	9.6%
Emerging Markets Equity Fund
Fidelity Series Emerging Markets Fund	1.6%	1.6%	2.4%	3.0%	3.4%	3.9%	4.6%	5.5%	5.6%	5.6%	5.6%	5.6%	5.5%
BOND FUNDS Investment-Grade Bond Fund
Fidelity Series Investment Grade Bond Fund	35.7%	35.6%	30.0%	26.7%	23.8%	21.5%	17.1%	5.1%	1.5%	1.5%	1.9%	2.1%	2.2%
Inflation-Protected Bond Fund
Fidelity Series Inflation-Protected Bond Index Fund	2.9%	2.9%	2.2%	1.8%	1.4%	0.9%	0.5%	0.1%	0.0%	0.0%	0.0%	0.0%	0.0%
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6%	0.6%	0.6%	0.6%	0.6%	0.7%	0.7%	0.7%	0.7%	0.7%	0.7%	0.7%	0.7%
Fidelity Series Floating Rate High Income Fund	1.2%	1.1%	1.2%	1.1%	1.1%	1.1%	0.9%	0.8%	0.7%	0.7%	0.3%	0.1%	0.0%
Fidelity Series High Income Fund	5.0%	5.0%	5.4%	5.6%	5.8%	6.0%	6.3%	6.6%	6.6%	6.6%	6.6%	6.6%	6.6%
Fidelity Series Real Estate Income Fund	0.4%	0.4%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.3%
SHORT-TERM FUNDS
Money Market Portfolio	16.3%	16.3%	10.7%	7.7%	5.4%	3.5%	0.3%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Fidelity Short-Term Bond Fund	13.3%	13.3%	8.7%	6.3%	4.4%	2.9%	0.2%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Note: The allocation percentages may not add to 100% due to rounding.

The following disclosure replaces the similar disclosure found in the "Investment Details" section under the heading "Short-Term Funds" beginning on page 104.

Fidelity Series Short-Term Credit Fund seeks to obtain a high level of current income consistent with the preservation of capital.

The Adviser normally invests at least 80% of the fund's assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities.

The Adviser uses the Barclays® U.S. 1-3 Year Credit Bond Index as a guide in structuring the fund and selecting its investments. The Adviser manages the fund to have similar overall interest rate risk to the index.

The Adviser considers other factors when selecting the fund's investments, including the credit quality of the issuer, security-specific features, current valuation relative to alternatives in the market, short-term trading opportunities resulting from market inefficiencies, and potential future valuation. In managing the fund's exposure to various risks, including interest rate risk, the Adviser considers, among other things, the market's overall risk characteristics, the market's current pricing of those risks, information on the fund's competitive universe and internal views of potential future market conditions.

In addition, the fund normally maintains a dollar-weighted average maturity of three years or less. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated maturity.

The Adviser allocates the fund's assets among different market sectors (for example, corporate, asset-backed, or government securities) and different maturities based on its view of the relative value of each sector or maturity.

The Adviser may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

The Adviser may engage in transactions that have a leveraging effect on the fund, including investments in derivatives, regardless of whether the fund may own the asset, instrument, or components of the index underlying the derivative, and forward-settling securities. The Adviser may invest a significant portion of the fund's assets in these types of investments. If the fund invests a significant portion of its assets in derivatives, its investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. The fund's derivative investments may include interest rate swaps, total return swaps, credit default swaps, options (including options on futures and swaps), and futures contracts (both long and short positions) on securities, other instruments, and indexes. Depending on the Adviser's outlook and market conditions, the Adviser may engage in these transactions to increase or decrease the fund's exposure to changing security prices, interest rates, credit qualities, or other factors that affect security values, or to gain or reduce exposure to an asset, instrument, or index.

To earn additional income for the fund, the Adviser may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased portfolio turnover rate which increases transaction costs and may increase taxable gains.

The Adviser uses central funds to help invest the fund's assets. Central funds are specialized investment vehicles designed to be used by Fidelity funds. Fidelity uses them to invest in particular security types or investment disciplines; for example, rather than buy bonds directly, the fund may invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds. Central funds offer exposure to some or all of the following types of investment-grade and lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds): corporate bonds, mortgage and other asset-backed securities, floating rate loans, and BB-rated securities. Central funds may also focus on other types of securities.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Supplement to the
Fidelity Freedom® Funds
May 30, 2014
Prospectus

Strategic Advisers may modify the target asset allocation strategy for the Fidelity Freedom® Funds and modify the selection of underlying Fidelity funds for any Fidelity Freedom® Fund from time to time. Fidelity® Series Short-Term Credit Fund has been added to the selection of underlying funds. On or about March 27, 2015, each Fidelity Freedom Fund is expected to cease its investments in Fidelity® Short-Term Bond Fund.

Fidelity Freedom 2000 Fund merged into Fidelity Freedom Income Fund on July 25, 2014. References to Fidelity Freedom 2000 Fund throughout this prospectus are no longer applicable.

Notwithstanding any information in the prospectus to the contrary, effective on or about August 1, 2014 Strategic Advisers, Inc. may vary asset allocations within the asset classes identified in the prospectus (domestic equity funds, international equity funds, bond funds and short-term funds) from the target asset allocations in each fund's fund summary. Strategic Advisers may utilize this strategy to allow portfolio managers to express their cyclical asset class views within predefined risk parameters. In implementing this strategy, Strategic Advisers, Inc. may vary exposure to asset classes as follows:

Asset Class

Range

Equity Funds (domestic and international)	+/- 10% (aggregate limit)
Bond Funds	+/- 10%
Short Term Debt Funds	+/- 10%

As a result of this strategy, the asset allocations shown in the prospectus glide path in the "Investment Details" section of the prospectus are referred to as "neutral" allocations because they do not reflect any decisions made by Strategic Advisers to overweight or underweight a particular asset class.

The following information supplements information under "Principal Investment Risks" in the "Fund Summary" section and the "Investment Details" section of the prospectus.

Active Allocation Risk. Strategic Advisers has discretion to increase or decrease the exposure to the asset classes listed above. This strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.

The following paragraph replaces the second paragraph under the glide path in the "Investment Details" section of the prospectus.

The Adviser may modify the target asset allocation strategy for any fund and modify the selection of underlying Fidelity funds for any fund from time to time. When modifying the selection of underlying Fidelity funds and transitioning in or out of one or more underlying Fidelity funds, the Adviser may invest a fund's assets directly in securities for a period of time.

The following information replaces similar information for Fidelity Freedom 2005 Fund found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 9.

  Using an asset allocation among underlying Fidelity funds as of March 31, 2014, of approximately:

The following information replaces similar information found in the "Investment Details" section beginning on page 42.

The following table lists the underlying Fidelity funds in which each fund currently may invest and each fund's approximate asset allocation to each underlying Fidelity fund as of March 31, 2014. The Adviser may change these percentages over time.

FF-15-01L  March 27, 2015
1.808379.136
Fund Categories	Fidelity Freedom Income Fund	Fidelity Freedom 2000 Fund	Fidelity Freedom 2005 Fund	Fidelity Freedom 2010 Fund	Fidelity Freedom 2015 Fund	Fidelity Freedom 2020 Fund	Fidelity Freedom 2025 Fund	Fidelity Freedom 2030 Fund	Fidelity Freedom 2035 Fund	Fidelity Freedom 2040 Fund	Fidelity Freedom 2045 Fund	Fidelity Freedom 2050 Fund	Fidelity Freedom 2055 Fund
DOMESTIC EQUITY FUNDS Domestic Equity Funds
Fidelity® Series 100 Index Fund	0.5%	0.5%	0.9%	1.1%	1.2%	1.3%	1.5%	1.8%	1.9%	1.9%	1.9%	1.9%	1.9%
Fidelity Series 1000 Value Index Fund	0.3%	0.3%	0.6%	0.7%	0.7%	0.8%	1.0%	1.2%	1.3%	1.3%	1.3%	1.3%	1.3%
Fidelity Series All-Sector Equity Fund	2.0%	2.1%	3.2%	4.3%	4.8%	5.2%	6.1%	6.9%	7.4%	7.6%	7.5%	7.5%	6.5%
Fidelity Series Blue Chip Growth Fund	1.6%	1.6%	2.8%	3.3%	3.8%	4.3%	5.1%	5.9%	6.2%	6.2%	6.2%	6.2%	6.4%
Fidelity Series Equity-Income Fund	2.5%	2.5%	4.1%	5.1%	5.9%	6.5%	7.5%	9.0%	9.5%	9.5%	9.5%	9.5%	9.7%
Fidelity Series Growth & Income Fund	1.9%	1.9%	3.3%	3.9%	4.5%	5.0%	5.8%	6.9%	7.2%	7.1%	7.0%	7.0%	7.3%
Fidelity Series Growth Company Fund	2.0%	2.0%	3.3%	4.1%	4.9%	5.4%	6.3%	7.4%	7.6%	7.6%	7.6%	7.6%	7.3%
Fidelity Series Intrinsic Opportunities Fund	1.2%	1.2%	2.1%	2.5%	2.8%	3.2%	3.7%	4.4%	4.7%	4.6%	4.6%	4.6%	4.8%
Fidelity Series Opportunistic Insights Fund	1.2%	1.2%	2.0%	2.5%	2.9%	3.2%	3.8%	4.5%	4.6%	4.6%	4.6%	4.6%	4.7%
Fidelity Series Real Estate Equity Fund	0.2%	0.2%	0.4%	0.5%	0.6%	0.6%	0.7%	0.7%	0.8%	0.8%	0.9%	0.9%	1.0%
Fidelity Series Small Cap Discovery Fund	0.3%	0.3%	0.5%	0.6%	0.7%	0.7%	0.9%	1.0%	1.1%	1.1%	1.1%	1.1%	1.2%
Fidelity Series Small Cap Opportunities Fund	1.0%	0.9%	1.7%	2.0%	2.3%	2.6%	3.1%	3.6%	3.8%	3.7%	3.8%	3.8%	3.9%
Fidelity Series Stock Selector Large Cap Value Fund	1.6%	1.7%	2.8%	3.4%	4.0%	4.4%	4.9%	6.0%	6.3%	6.3%	6.3%	6.3%	6.4%
Commodity Fund
Fidelity Series Commodity Strategy Fund	1.1%	1.2%	1.1%	1.1%	1.1%	1.1%	1.3%	1.2%	0.9%	1.0%	1.0%	1.0%	1.0%
INTERNATIONAL EQUITY FUNDS Developed International Equity Funds
Fidelity Series International Growth Fund	2.5%	2.5%	4.2%	5.2%	6.0%	6.6%	7.7%	9.1%	9.5%	9.5%	9.5%	9.4%	9.4%
Fidelity Series International Small Cap Fund	0.6%	0.6%	1.0%	1.2%	1.4%	1.5%	1.8%	2.0%	2.1%	2.1%	2.1%	2.2%	2.3%
Fidelity Series International Value Fund	2.5%	2.5%	4.3%	5.2%	6.0%	6.6%	7.7%	9.1%	9.5%	9.5%	9.5%	9.5%	9.6%
Emerging Markets Equity Fund
Fidelity Series Emerging Markets Fund	1.6%	1.6%	2.4%	3.0%	3.4%	3.9%	4.6%	5.5%	5.6%	5.6%	5.6%	5.6%	5.5%
BOND FUNDS Investment-Grade Bond Fund
Fidelity Series Investment Grade Bond Fund	35.7%	35.6%	30.0%	26.7%	23.8%	21.5%	17.1%	5.1%	1.5%	1.5%	1.9%	2.1%	2.2%
Inflation-Protected Bond Fund
Fidelity Series Inflation-Protected Bond Index Fund	2.9%	2.9%	2.2%	1.8%	1.4%	0.9%	0.5%	0.1%	0.0%	0.0%	0.0%	0.0%	0.0%
High Yield Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6%	0.6%	0.6%	0.6%	0.6%	0.7%	0.7%	0.7%	0.7%	0.7%	0.7%	0.7%	0.7%
Fidelity Series Floating Rate High Income Fund	1.2%	1.1%	1.2%	1.1%	1.1%	1.1%	0.9%	0.8%	0.7%	0.7%	0.3%	0.1%	0.0%
Fidelity Series High Income Fund	5.0%	5.0%	5.4%	5.6%	5.8%	6.0%	6.3%	6.6%	6.6%	6.6%	6.6%	6.6%	6.6%
Fidelity Series Real Estate Income Fund	0.4%	0.4%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.5%	0.3%
SHORT-TERM FUNDS
Money Market Portfolio	16.3%	16.3%	10.7%	7.7%	5.4%	3.5%	0.3%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Fidelity Short-Term Bond Fund	13.3%	13.3%	8.7%	6.3%	4.4%	2.9%	0.2%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Note: The allocation percentages may not add to 100% due to rounding.

The following disclosure replaces the similar disclosure found in the "Investment Details" section under the heading "Short-Term Funds" on page 54.

Fidelity Series Short-Term Credit Fund seeks to obtain a high level of current income consistent with the preservation of capital.

The Adviser normally invests at least 80% of the fund's assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities.

The Adviser uses the Barclays® U.S. 1-3 Year Credit Bond Index as a guide in structuring the fund and selecting its investments. The Adviser manages the fund to have similar overall interest rate risk to the index.

The Adviser considers other factors when selecting the fund's investments, including the credit quality of the issuer, security-specific features, current valuation relative to alternatives in the market, short-term trading opportunities resulting from market inefficiencies, and potential future valuation. In managing the fund's exposure to various risks, including interest rate risk, the Adviser considers, among other things, the market's overall risk characteristics, the market's current pricing of those risks, information on the fund's competitive universe and internal views of potential future market conditions.

In addition, the fund normally maintains a dollar-weighted average maturity of three years or less. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated maturity.

The Adviser allocates the fund's assets among different market sectors (for example, corporate, asset-backed, or government securities) and different maturities based on its view of the relative value of each sector or maturity.

The Adviser may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

The Adviser may engage in transactions that have a leveraging effect on the fund, including investments in derivatives, regardless of whether the fund may own the asset, instrument, or components of the index underlying the derivative, and forward-settling securities. The Adviser may invest a significant portion of the fund's assets in these types of investments. If the fund invests a significant portion of its assets in derivatives, its investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. The fund's derivative investments may include interest rate swaps, total return swaps, credit default swaps, options (including options on futures and swaps), and futures contracts (both long and short positions) on securities, other instruments, and indexes. Depending on the Adviser's outlook and market conditions, the Adviser may engage in these transactions to increase or decrease the fund's exposure to changing security prices, interest rates, credit qualities, or other factors that affect security values, or to gain or reduce exposure to an asset, instrument, or index.

To earn additional income for the fund, the Adviser may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased portfolio turnover rate which increases transaction costs and may increase taxable gains.

The Adviser uses central funds to help invest the fund's assets. Central funds are specialized investment vehicles designed to be used by Fidelity funds. Fidelity uses them to invest in particular security types or investment disciplines; for example, rather than buy bonds directly, the fund may invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds. Central funds offer exposure to some or all of the following types of investment-grade and lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds): corporate bonds, mortgage and other asset-backed securities, floating rate loans, and BB-rated securities. Central funds may also focus on other types of securities.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Supplement to the
Fidelity Freedom K® Funds
May 30, 2014
Prospectus

Strategic Advisers may modify the target asset allocation strategy for the Fidelity Freedom K® Funds and modify the selection of underlying Fidelity funds for any Fidelity Freedom K® Fund from time to time. Fidelity® Series Short-Term Credit Fund has been added to the selection of underlying funds. On or about March 27, 2015, each Fidelity Freedom K® Fund is expected to cease its investments in Fidelity® Short-Term Bond Fund.

Fidelity Freedom K® 2000 Fund merged into Fidelity Freedom K® Income Fund on July 25, 2014. References to Fidelity Freedom K® 2000 Fund throughout this prospectus are no longer applicable.

Notwithstanding any information in the prospectus to the contrary, effective on or about August 1, 2014 Strategic Advisers, Inc. may vary asset allocations within the asset classes identified in the prospectus (domestic equity funds, international equity funds, bond funds and short-term funds) from the target asset allocations in each fund's fund summary. Strategic Advisers may utilize this strategy to allow portfolio managers to express their cyclical asset class views within predefined risk parameters. In implementing this strategy, Strategic Advisers, Inc. may vary exposure to asset classes as follows:

Asset Class

Range

Equity Funds (domestic and international)	+/- 10% (aggregate limit)
Bond Funds	+/- 10%
Short Term Debt Funds	+/- 10%

As a result of this strategy, the asset allocations shown in the prospectus glide path in the "Investment Details" section of the prospectus are referred to as "neutral" allocations because they do not reflect any decisions made by Strategic Advisers to overweight or underweight a particular asset class.

The following information supplements information under "Principal Investment Risks" in the "Fund Summary" section and the "Investment Details" section of the prospectus.

Active Allocation Risk. Strategic Advisers has discretion to increase or decrease the exposure to the asset classes listed above. This strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.

The following paragraph replaces the second paragraph under the glide path in the "Investment Details" section of the prospectus.

The Adviser may modify the target asset allocation strategy for any fund and modify the selection of underlying Fidelity funds for any fund from time to time. When modifying the selection of underlying Fidelity funds and transitioning in or out of one or more underlying Fidelity funds, the Adviser may invest a fund's assets directly in securities for a period of time.

The following disclosure replaces the similar disclosure found in the "Investment Details" section under the heading "Short-Term Funds" on page 54.

Fidelity Series Short-Term Credit Fund seeks to obtain a high level of current income consistent with the preservation of capital.

The Adviser normally invests at least 80% of the fund's assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities.

The Adviser uses the Barclays® U.S. 1-3 Year Credit Bond Index as a guide in structuring the fund and selecting its investments. The Adviser manages the fund to have similar overall interest rate risk to the index.

The Adviser considers other factors when selecting the fund's investments, including the credit quality of the issuer, security-specific features, current valuation relative to alternatives in the market, short-term trading opportunities resulting from market inefficiencies, and potential future valuation. In managing the fund's exposure to various risks, including interest rate risk, the Adviser considers, among other things, the market's overall risk characteristics, the market's current pricing of those risks, information on the fund's competitive universe and internal views of potential future market conditions.

In addition, the fund normally maintains a dollar-weighted average maturity of three years or less. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated maturity.

The Adviser allocates the fund's assets among different market sectors (for example, corporate, asset-backed, or government securities) and different maturities based on its view of the relative value of each sector or maturity.

The Adviser may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

The Adviser may engage in transactions that have a leveraging effect on the fund, including investments in derivatives, regardless of whether the fund may own the asset, instrument, or components of the index underlying the derivative, and forward-settling securities. The Adviser may invest a significant portion of the fund's assets in these types of investments. If the fund invests a significant portion of its assets in derivatives, its investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. The fund's derivative investments may include interest rate swaps, total return swaps, credit default swaps, options (including options on futures and swaps), and futures contracts (both long and short positions) on securities, other instruments, and indexes. Depending on the Adviser's outlook and market conditions, the Adviser may engage in these transactions to increase or decrease the fund's exposure to changing security prices, interest rates, credit qualities, or other factors that affect security values, or to gain or reduce exposure to an asset, instrument, or index.

FF-K-15-01  March 27, 2015
1.900382.122

To earn additional income for the fund, the Adviser may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased portfolio turnover rate which increases transaction costs and may increase taxable gains.

The Adviser uses central funds to help invest the fund's assets. Central funds are specialized investment vehicles designed to be used by Fidelity funds. Fidelity uses them to invest in particular security types or investment disciplines; for example, rather than buy bonds directly, the fund may invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds. Central funds offer exposure to some or all of the following types of investment-grade and lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds): corporate bonds, mortgage and other asset-backed securities, floating rate loans, and BB-rated securities. Central funds may also focus on other types of securities.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Supplement to the
Fidelity Freedom K® 2060 Fund
July 30, 2014
Prospectus

Strategic Advisers may modify the target asset allocation strategy for Fidelity Freedom K® 2060 Fund and modify the selection of underlying Fidelity funds for any Fidelity Freedom K® Fund from time to time. Fidelity® Series Short-Term Credit Fund has been added to the selection of underlying funds. On or about March 27, 2015, Fidelity Freedom K® 2060 Fund is expected to cease its investments in Fidelity® Short-Term Bond Fund.

Notwithstanding any information in the prospectus to the contrary, effective on or about August 1, 2014 Strategic Advisers, Inc. may vary asset allocations within the asset classes identified in the prospectus (domestic equity funds, international equity funds, bond funds and short-term funds) from the target asset allocations in each fund's fund summary. Strategic Advisers may utilize this strategy to allow portfolio managers to express their cyclical asset class views within predefined risk parameters. In implementing this strategy, Strategic Advisers, Inc. may vary exposure to asset classes as follows:

Asset Class

Range

Equity Funds (domestic and international)	+/- 10% (aggregate limit)
Bond Funds	+/- 10%
Short Term Debt Funds	+/- 10%

As a result of this strategy, the asset allocations shown in the prospectus glide path in the "Investment Details" section of the prospectus are referred to as "neutral" allocations because they do not reflect any decisions made by Strategic Advisers to overweight or underweight a particular asset class.

The following information supplements information under "Principal Investment Risks" in the "Fund Summary" section and the "Investment Details" section of the prospectus.

Active Allocation Risk. Strategic Advisers has discretion to increase or decrease the exposure to the asset classes listed above. This strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.

The following paragraph replaces the second paragraph under the glide path in the "Investment Details" section of the prospectus.

The Adviser may modify the target asset allocation strategy for any fund and modify the selection of underlying Fidelity funds for any fund from time to time. When modifying the selection of underlying Fidelity funds and transitioning in or out of one or more underlying Fidelity funds, the Adviser may invest a fund's assets directly in securities for a period of time.

The following disclosure replaces the similar disclosure found in the "Investment Details" section under the heading "Short-Term Funds" on page 17.

Fidelity Series Short-Term Credit Fund seeks to obtain a high level of current income consistent with the preservation of capital.

The Adviser normally invests at least 80% of the fund's assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities.

The Adviser uses the Barclays® U.S. 1-3 Year Credit Bond Index as a guide in structuring the fund and selecting its investments. The Adviser manages the fund to have similar overall interest rate risk to the index.

The Adviser considers other factors when selecting the fund's investments, including the credit quality of the issuer, security-specific features, current valuation relative to alternatives in the market, short-term trading opportunities resulting from market inefficiencies, and potential future valuation. In managing the fund's exposure to various risks, including interest rate risk, the Adviser considers, among other things, the market's overall risk characteristics, the market's current pricing of those risks, information on the fund's competitive universe and internal views of potential future market conditions.

In addition, the fund normally maintains a dollar-weighted average maturity of three years or less. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated maturity.

The Adviser allocates the fund's assets among different market sectors (for example, corporate, asset-backed, or government securities) and different maturities based on its view of the relative value of each sector or maturity.

The Adviser may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

The Adviser may engage in transactions that have a leveraging effect on the fund, including investments in derivatives, regardless of whether the fund may own the asset, instrument, or components of the index underlying the derivative, and forward-settling securities. The Adviser may invest a significant portion of the fund's assets in these types of investments. If the fund invests a significant portion of its assets in derivatives, its investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. The fund's derivative investments may include interest rate swaps, total return swaps, credit default swaps, options (including options on futures and swaps), and futures contracts (both long and short positions) on securities, other instruments, and indexes. Depending on the Adviser's outlook and market conditions, the Adviser may engage in these transactions to increase or decrease the fund's exposure to changing security prices, interest rates, credit qualities, or other factors that affect security values, or to gain or reduce exposure to an asset, instrument, or index.

To earn additional income for the fund, the Adviser may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased portfolio turnover rate which increases transaction costs and may increase taxable gains.

FK60-15-01  March 27, 2015
1.9859949.101

The Adviser uses central funds to help invest the fund's assets. Central funds are specialized investment vehicles designed to be used by Fidelity funds. Fidelity uses them to invest in particular security types or investment disciplines; for example, rather than buy bonds directly, the fund may invest in a central fund that buys bonds. Fidelity does not charge any additional management fees for central funds. Central funds offer exposure to some or all of the following types of investment-grade and lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds): corporate bonds, mortgage and other asset-backed securities, floating rate loans, and BB-rated securities. Central funds may also focus on other types of securities.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.